Cover	Jul. 22, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2020
Entity File Number	001-36057
Entity Registrant Name	Ring Energy, Inc.
Entity Central Index Key	0001384195
Entity Tax Identification Number	90-0406406
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	901 West Wall St. 3rd Floor
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	682-7464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	REI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false